(JH Classic Value Fund - Classes A, B and C) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund)
Supplement dated 6–1–13
to the current Class A, Class B and Class C shares Prospectus
Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 56 to 60 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (JH Classic Value Fund - Classes A, B and C) (John Hancock Classic Value Fund)	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (JH Classic Value Fund - Classes A, B and C) (John Hancock Classic Value Fund)		Class A	Class B	Class C
Management fee	[1]	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.27%	0.27%	0.27%
Total annual fund operating expenses		1.27%	2.02%	2.02%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (John Hancock Classic Value Fund) (JH Classic Value Fund - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class B	705	934	1,288	2,155
Class C	305	634	1,088	2,348

Kept
Expense Example, No Redemption (John Hancock Classic Value Fund) (JH Classic Value Fund - Classes A, B and C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	883	1,162	1,957
Class B	205	634	1,088	2,155
Class C	205	634	1,088	2,348